Description of the business and summary of significant accounting policies - Aircraft, rotable spare parts, furniture and equipment, net (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015 aircraft	Dec. 31, 2017 MXN ($) agreement aircraft	Dec. 31, 2016 MXN ($) aircraft	Dec. 31, 2015 MXN ($) aircraft
Aircraft, rotable spare parts, furniture and equipment, net
Maintenance deposits expensed as supplemental rent		$ 103,648	$ 143,923	$ 73,258
Number of aircraft added to fleet | aircraft		5	17	7
Maintenance adjustment payments expensed as contingent rent		$ 162,108	$ 201,434	$ 290,857
Number of aircraft with lease term extended | aircraft	3	3	2
Number of engine agreements for which lease term extended | agreement		2
Maintenance deposits expensed to contingent rent prior to lease extensions		$ 65,716	$ 92,528
Amortization of lease incentives		$ 88,224	74,748	45,313
Length of time before routine aircraft and engine maintenance is required		22 months
Additions		$ 2,584,232	2,198,697
Depreciation		496,291	496,253	425,439
Capitalized borrowing costs		$ 193,389	$ 95,445	$ 90,057
Rate used to determine amount of borrowing cost		3.30%	2.88%	2.80%
Impairment charges on rotable spare parts, furniture and equipment		$ 0	$ 0	$ 0
Aircraft parts and rotable spare parts
Aircraft, rotable spare parts, furniture and equipment, net
Additions		115,173	110,592
Depreciation		44,409	33,430
Aircraft spare engines
Aircraft, rotable spare parts, furniture and equipment, net
Additions		385	323,025
Depreciation		16,795	1,337
Standardization
Aircraft, rotable spare parts, furniture and equipment, net
Additions		15,833	21,953
Depreciation		$ 18,543	23,728
Annual depreciation rate		Remaining contractual lease term
Computer equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions		$ 1,845	740
Depreciation		$ 3,809	2,549
Annual depreciation rate		25.00%
Communications equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions			129
Depreciation		$ 796	831
Annual depreciation rate		10.00%
Office furniture and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions		$ 6,805	517
Depreciation		$ 3,801	3,559
Annual depreciation rate		10.00%
Electric power equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions			1,467
Depreciation		$ 1,294	1,946
Annual depreciation rate		10.00%
Workshop machinery and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions		$ 123	131
Depreciation		$ 722	692
Annual depreciation rate		10.00%
Service carts on board
Aircraft, rotable spare parts, furniture and equipment, net
Additions			36
Depreciation		$ 376	731
Annual depreciation rate		20.00%
Leasehold improvements to flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions		$ 529,331	226,526
Depreciation		$ 382,745	$ 404,659	$ 352,932
Annual depreciation rate		The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event
Minimum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance		7 days
Length of time before major aircraft and engine maintenance is required		5 years
Minimum | Aircraft parts and rotable spare parts
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate		8.30%
Minimum | Aircraft spare engines
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate		4.00%
Maximum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance		14 days
Duration of major aircraft and engine maintenance		42 days
Length of time before major aircraft and engine maintenance is required		6 years
Maximum | Aircraft parts and rotable spare parts
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate		16.70%
Maximum | Aircraft spare engines
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate		8.30%